Pension Plans-Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 6,994	$ 203
Accumulated benefit obligation	6,777	186
Fair value of plan assets	5,964	17
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	55	52
Accumulated benefit obligation	50	44
Fair value of plan assets	$ 0	$ 0